Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
In addition, with respect to the timing of the grant of equity awards:
•We do not time the grant date to align, or not, with the release of material, non-public information, and we have never had a practice of doing so; and
•We have never timed, and do not plan to time, our releases of material non-public information for the purpose of affecting the grant date value of equity awards for employees, including executives, or Board members.

Award Timing MNPI Considered	false
Award Timing, How MNPI Considered
In addition, with respect to the timing of the grant of equity awards:
•We do not time the grant date to align, or not, with the release of material, non-public information, and we have never had a practice of doing so; and
•We have never timed, and do not plan to time, our releases of material non-public information for the purpose of affecting the grant date value of equity awards for employees, including executives, or Board members.

MNPI Disclosure Timed for Compensation Value	false